Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

Note C: Goodwill and Other Intangible Assets

The following table shows the changes in goodwill by reportable segment and in total:

December 31	Mid- America Group	Southeast Group	West Group	Total
(add 000)	2018
Balance at beginning of period	$281,403	$50,346	$1,828,541	$2,160,290
Acquisitions	150,552	94,774	—	245,326
Goodwill allocated to assets held for sale	—	—	(5,571)	(5,571)
Divestitures	—	(927)	—	(927)
Balance at end of period	$431,955	$144,193	$1,822,970	$2,399,118

	2017
Balance at beginning of period	$281,403	$50,346	$1,827,588	$2,159,337
Acquisitions	—	—	230	230
Purchase price adjustments	—	—	723	723
Balance at end of period	$281,403	$50,346	$1,828,541	$2,160,290

Intangible assets subject to amortization consist of the following:

December 31	Gross Amount	Accumulated Amortization	Net Balance
(add 000)	2018
Noncompetition agreements	$6,314	$(6,179)	$135
Customer relationships	65,550	(25,575)	39,975
Operating permits	458,951	(36,111)	422,840
Use rights and other	16,745	(11,243)	5,502
Trade names	12,800	(9,697)	3,103
Total	$560,360	$(88,805)	$471,555

	2017
Noncompetition agreements	$6,274	$(6,144)	$130
Customer relationships	45,955	(17,551)	28,404
Operating permits	458,951	(26,435)	432,516
Use rights and other	16,745	(10,176)	6,569
Trade names	12,800	(7,947)	4,853
Total	$540,725	$(68,253)	$472,472

Intangible assets deemed to have an indefinite life and not being amortized consist of the following:

December 31	Building Materials Business	Magnesia Specialties	Total
(add 000)	2018
Operating permits	$6,600	$—	$6,600
Use rights	20,282	—	20,282
Trade names	280	2,565	2,845
Total	$27,162	$2,565	$29,727
	2017
Operating permits	$6,600	$—	$6,600
Use rights	24,432	—	24,432
Trade names	280	2,565	2,845
Total	$31,312	$2,565	$33,877

During 2018, the Company acquired $21,760,000 of intangible assets, consisting of the following:

(add 000, except year data)	Amount	Weighted-average amortization period
Subject to amortization:
Customer relationships	$20,620	12 years
Noncompetition agreements	40	10 years
Total subject to amortization	20,660	12 years

Not subject to amortization:
Use rights	1,100	N/A
Total	$21,760

Total amortization expense for intangible assets for the years ended December 31, 2018, 2017 and 2016 was $13,911,000, $14,178,000 and $13,922,000, respectively.

The estimated amortization expense for intangible assets for each of the next five years and thereafter is as follows:

(add 000)
2019	$13,203
2020	13,168
2021	12,462
2022	11,036
2023	10,592
Thereafter	411,094
Total	$471,555